Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Commitments	Future minimum lease commitments of the Company are as follows:
For the years ending December 31,		Amount
2018	(remaining)	$84,718
2019		174,872
2020		180,993
2021		187,327
2022		15,655
Total		$643,565
Future minimum lease commitments of the Company are as follows:
For the years ending December 31,	Amount
2018	$168,959
2019	174,872
2020	180,993
2021	187,327
2022	15,655
Total	$727,806